Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities	76,460,919	57,995,919
Stock Warrants [Member]
Antidilutive Securities	49,120,917	57,995,917
Stock Options [Member]
Antidilutive Securities	27,340,000
Convertible Preferred Stock [Member]
Antidilutive Securities	2	2